CONSOLIDATED FINANCIAL STATEMENT DETAILS - SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$ 106,301	$ 104,481
Accrued advertising expense	68,916	87,064
Other	169,693	191,706
Accrued expenses and other current liabilities	$ 344,910	$ 383,251